BUSINESS COMBINATION (Details)		12 Months Ended
	Dec. 03, 2021 USD ($) Day Tranche $ / shares shares	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Exchange ratio		1.47
Earn-out liabilities	$ 95,401,000	$ 48,363,000
Transaction costs	$ 32,779,000	$ 700,000
Thimble Point Acquisition Corp.
Business Acquisition [Line Items]
Shares issuable (in shares) | shares	12,395,625
Number of tranches | Tranche	3
Threshold trading days | Day	20
Consecutive trading days | Day	30
Additional Paid-In Capital
Business Acquisition [Line Items]
Transaction costs	$ (31,400,000)
Selling, general, and administrative (1)
Business Acquisition [Line Items]
Transaction costs	$ (1,379,000)
Tranche One | Thimble Point Acquisition Corp.
Business Acquisition [Line Items]
Price per share (in dollars per share) | $ / shares	$ 12.50
Tranche Two | Thimble Point Acquisition Corp.
Business Acquisition [Line Items]
Price per share (in dollars per share) | $ / shares	15.00
Tranche Three | Thimble Point Acquisition Corp.
Business Acquisition [Line Items]
Price per share (in dollars per share) | $ / shares	$ 17.50
Class A Common Stock
Business Acquisition [Line Items]
Exchange ratio	1.47
Class A Common Stock | Thimble Point Acquisition Corp.
Business Acquisition [Line Items]
Shares issuable (in shares) | shares	4,131,875